Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment	6 Months Ended		12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Cost [member]
Cost
Beginning balance	RM 1,897,500		RM 421,328
Additions	645,919		1,668,951
Disposals			(192,779)
Ending balance	2,543,419		1,897,500
Ending balance (in Dollars)	2,543,419		1,897,500
Cost [member] | Office equipment [member]
Cost
Beginning balance	185,085		29,869
Additions	33,822		157,518
Disposals			(2,302)
Ending balance	218,907		185,085
Ending balance (in Dollars)	218,907		185,085
Cost [member] | Fixtures and fittings [member]
Cost
Beginning balance	260,803		146,711
Additions	20,457		218,109
Disposals			(104,017)
Ending balance	281,260		260,803
Ending balance (in Dollars)	281,260		260,803
Cost [member] | Office Renovation [Member]
Cost
Beginning balance	1,323,962		102,550
Additions	419,947		1,221,412
Disposals
Ending balance	1,743,909		1,323,962
Ending balance (in Dollars)	1,743,909		1,323,962
Cost [member] | Computer & software [Member]
Cost
Beginning balance	127,650		142,198
Additions	171,693		71,912
Disposals			(86,460)
Ending balance	299,343		127,650
Ending balance (in Dollars)	299,343		127,650
Accumulated depreciation [member]
Cost
Beginning balance	345,921		268,796
Disposals			(152,443)
Ending balance	461,648		345,921
Ending balance (in Dollars)	461,648		345,921
Accumulated depreciation
Depreciation for the period	115,727		229,568
Accumulated depreciation [member] | Office equipment [member]
Cost
Beginning balance	35,789		20,145
Disposals			(2,300)
Ending balance	46,720		35,789
Ending balance (in Dollars)	46,720		35,789
Accumulated depreciation
Depreciation for the period	10,931		17,944
Accumulated depreciation [member] | Fixtures and fittings [member]
Cost
Beginning balance	71,458		143,851
Disposals			(104,006)
Ending balance	106,851		71,458
Ending balance (in Dollars)	106,851		71,458
Accumulated depreciation
Depreciation for the period	35,393		31,613
Accumulated depreciation [member] | Office Renovation [Member]
Cost
Beginning balance	184,461		48,909
Disposals
Ending balance	252,531		184,461
Ending balance (in Dollars)	252,531		184,461
Accumulated depreciation
Depreciation for the period	68,070		135,552
Accumulated depreciation [member] | Computer & software [Member]
Cost
Beginning balance	54,213		55,891
Disposals			(46,137)
Ending balance	55,546		54,213
Ending balance (in Dollars)	55,546		54,213
Accumulated depreciation
Depreciation for the period	1,333		44,459
Carrying amounts [member]
Cost
Beginning balance	1,551,579
Ending balance	2,081,771	$ 445,976	1,551,579
Ending balance (in Dollars)	2,081,771		1,551,579
Carrying amounts [member] | Office equipment [member]
Cost
Beginning balance	149,296
Ending balance	172,187	36,887	149,296
Ending balance (in Dollars)	172,187		149,296
Carrying amounts [member] | Fixtures and fittings [member]
Cost
Beginning balance	189,345
Ending balance	174,409	37,364	189,345
Ending balance (in Dollars)	174,409		189,345
Carrying amounts [member] | Office Renovation [Member]
Cost
Beginning balance	1,139,501
Ending balance	1,491,378	319,497	1,139,501
Ending balance (in Dollars)	1,491,378		1,139,501
Carrying amounts [member] | Computer & software [Member]
Cost
Beginning balance	73,437
Ending balance	243,797	$ 52,228	73,437
Ending balance (in Dollars)	RM 243,797		RM 73,437